Cost of Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contracts with Customers [Abstract]
Schedule of cost of revenues

	2019	2020	2021
Depreciation of PPE and amortization of intangible assets (1)	$2,382,199	$2,186,957	$1,421,798
Inventory changes and materials costs	1,796,906	1,098,318	1,725,374
Staff costs, maintenance costs, and utilities	2,121,007	2,189,481	2,423,744
Other	44,920	88,469	894
	$6,345,032	$5,563,225	$5,571,810
(1)Amounts are net of amortization of government grants relating to assets. See Note 12 for the detailed movements of property, plant and equipment.